Prepaid Expenses (Tables)	6 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of prepaid expenses
	December 31, 2024	June 30, 2024
	$	$
Advances made to suppliers and deposits	1,371,897	706,634
	1,371,897	706,634